Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 9)	$ 249	$ 216
Ammonia catalysts - net of accumulated amortization of $XX (2018 - $79)	89	81
Long-term income tax receivable (Note 9)	36	36
Accrued pension benefit asset (Note 23)	25	27
Other - net of accumulated amortization of $XX (2018 - $38)	165	165
Other assets	$ 564	$ 525